Taxation - Component of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 4,542,168		¥ 3,720,321	¥ 2,953,670
Deferred tax expense	489,670		407,948	88,179
Income tax expenses	¥ 5,031,838	$ 729,548	¥ 4,128,269	¥ 3,041,849